Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, no par value (in Dollars per share)
Ordinary shares, Authorized	100,000,000	100,000,000
Ordinary shares, shares issued	8,167,438	8,104,180
Ordinary shares, shares outstanding	8,046,723	7,983,465
Treasury shares	120,715	120,715